Supplement to the

Fidelity Advisor Focus Funds®

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Biotechnology Fund	FBTAX	FBTTX	FBTBX	FBTCX	FBTIX
Fidelity Advisor Communications Equipment Fund	FDMAX	FDMTX	FDMBX	FDMCX	FDMIX
Fidelity Advisor Consumer Discretionary Fund	FCNAX	FACPX	FCIBX	FCECX	FCNIX
Fidelity Advisor Electronics Fund	FELAX	FELTX	FELBX	FELCX	FELIX
Fidelity Advisor Energy Fund	FANAX	FAGNX	FANRX	FNRCX	FANIX
Fidelity Advisor Financial Services Fund	FAFDX	FAFSX	FAFBX	FAFCX	FFSIX
Fidelity Advisor Health Care Fund	FACDX	FACTX	FAHTX	FHCCX	FHCIX
Fidelity Advisor Industrials Fund	FCLAX	FCLTX	FCLBX	FCLCX	FCLIX
Fidelity Advisor Technology Fund	FADTX	FATEX	FABTX	FTHCX	FATIX
Fidelity Advisor Utilities Fund	FUGAX	FAUFX	FAUBX	FUGCX	FUGIX

Funds of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2012

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 50:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Charlie Chai no longer serves as co-manager of Fidelity Advisor Communications Equipment Fund.

Christopher Lin no longer serves as co-manager of Fidelity Advisor Electronics Fund.

Christopher Lee has replaced Benjamin Hesse as the portfolio manager of Fidelity Advisor Financial Services Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 48.

AFOC-AFOCIB-13-03 (PAGE 1# OF #) August 1, 2013
1.480127.140

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes Fidelity Advisor Financial Services Fund ($130 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2013
Christopher Lee	Fidelity Advisor Financial Services Fund	none

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2012
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub- advisers for the fund.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information for Fidelity Advisor Electronics Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Stephen Barwikowski (portfolio manager) has managed the fund since January 2009.

The following information replaces similar information for Fidelity Advisor Financial Services Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 39.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 43.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

Stephen Barwikowski is portfolio manager of Fidelity Advisor Electronics Fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Christopher Lee is portfolio manager of Fidelity Advisor Financial Services Fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 44.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AFOCI-13-04  August 1, 2013
1.479771.171

Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 8.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub- advisers for the fund.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information for Fidelity Advisor Electronics Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Stephen Barwikowski (portfolio manager) has managed the fund since January 2009.

The following information replaces similar information for Fidelity Advisor Financial Services Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 23.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 43.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 47.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

Stephen Barwikowski is portfolio manager of Fidelity Advisor Electronics Fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

Christopher Lee is portfolio manager of Fidelity Advisor Financial Services Fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 48.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AFOC-13-04  August 1, 2013
1.480125.178

Supplement to the
Fidelity Advisor® Real Estate Fund
Institutional Class
September 29, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the "Fund Management" section on page 23.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AREI-13-01  August 1, 2013
1.783271.116

Supplement to the
Fidelity Advisor® Real Estate Fund
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the "Fund Management" section on page 25.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

ARE-13-01  August 1, 2013
1.777594.121

Supplement to the

Fidelity Advisor® Real Estate Fund

Class A (FHEAX), Class T (FHETX), Class B (FHEBX), Class C (FHECX), and Institutional Class (FHEIX)

A Fund of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2012

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 38:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

ARE-AREIB-13-01  August 1, 2013
1.777595.110